Earnings/(loss) per share - basic and diluted, Calculation of Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings/(loss) per share - basic and diluted [Abstract]
Profit/(loss) after tax attributable to equity holders of the Company	$ 1,000	$ (104,527)	$ (62,998)
Weighted average number of ordinary shares in issue (in shares)	235,852,023	158,591,356	75,871,562
Fully diluted average number of ordinary shares in issue (in shares)	246,981,405	158,591,356	75,871,562
Basic earnings/(loss) per share (in dollars per share)	$ 0.00	$ (0.66)	$ (0.83)
Diluted earnings/(loss) per share (in dollars per share)	$ 0.00	$ (0.66)	$ (0.83)